Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,794,164)	$ (3,662,596)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53,928	79,916
Changes in allowance for credit losses		(50,561)
Share based compensations		1,825,000
Loss on disposition of property and equipment	179,217	118,338
Loss from long term investment	26,543
Amortization of operating lease right-of-use assets	201,307	115,102
Changes in operating assets and liabilities:
Accounts receivable	(182,858)	132,455
Accounts receivable-related parties	2,831	40,137
Inventories	(279,285)
Prepayments and other assets	297,251	508,659
Contract assets	(20,253)	(263,667)
Accounts payable	167,166	342,513
Accrued expenses and other liabilities	109,155	(1,482,532)
Deferred revenue	(1,281,400)	(1,313,987)
Refund liability	(86,131)	66,231
Operating lease liabilities	(220,053)	(78,329)
Taxes payable	178,819	253,272
Net cash used in operating activities	(2,647,927)	(3,370,049)
Cash flows from investing activities:
Long-term investment	(113,352)	(4,527,335)
Prepayment for acquisition	(1,726,375)
Purchase of property and equipment	(33,097)	(167,292)
Net cash used in investing activities	(1,872,824)	(4,694,627)
Cash flows from financing activities:
Proceeds from short-term bank loans		215,020
Proceeds from long-term bank loans		1,920,844
Repayment of long-term bank loans		(1,654,219)
Proceeds from related parties	43,986	127,390
Repayment of third-party loans	(7,182)	(161,936)
Net cash provided by financing activities	36,804	447,099
Effect of exchange rates changes on cash and cash equivalents	18,320	(16,586)
Net decrease in cash and cash equivalents	(4,465,627)	(7,634,163)
Cash and cash equivalents, beginning of period	6,552,708	20,347,501
Cash and cash equivalents, end of period	2,087,081	12,713,338
Supplemental cash flow disclosures:
Cash paid for income tax	242	138
Cash paid for interest	122,444	202,546
Non-cash operating, investing and financing activities
Operating lease right of use assets obtained (extinguished) in exchange for operating lease obligations	$ (155,841)	$ 1,640,529